+TYPE       13F-HR
PERIOD     03/30/12
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2011
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, May 14, 2012

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:	     $465,570
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
BP PLC                         SPONSORD ADR    055622104     74429  1653987  SH        Defined            1653987
CENTERPOINT ENERGY INC         COM             15189t107      2465   125000  SH        Defined             125000
CHEMTURA CORP                  COM NEW         163893209       509    30000  SH        Defined              30000
CLINICAL DATA - FRX-CVR        SPONSORED ADR   187CVR980       190   200000  SH        Defined             200000
EL PASO CORP                   COM             28336l109     44325  1500000  SH        Defined            1500000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN  29273V100     11796   292711  SH        Defined             292711
ENZON PHARMACEUTICALS INC      COM             293904108      2511   367105  SH        Defined             367105
FIBROCELL SCIENCE INC          COM             315721100         8    20000  SH        Defined              20000
HARTFORD FINL SVCS GROUP INC   COM             416515104     16864   800000  SH        Defined             800000
HARVEST NATURAL RESOURCES IN   COM             41754V103     15839  2237100  SH        Defined            2237100
ILLUMINA INC                   COM             452327109      2631    50000  SH        Defined              50000
MARATHON PETE CORP             COM             56585A102     19946   460000  SH        Defined             460000
MEDCO HEALTH SOLUTIONS INC     COM             58405u102      5273    75000  SH        Defined              75000
O CHARLEYS INC                 COM             670823103      7104   722000  SH        Defined             722000
SANOFI                         RIGHT 12/31/202080105N113      3089  2288072  SH        Defined            2288072
SIGA TECHNOLOGIES INC          COM             826917106      4898  1457776  SH        Defined            1457776
SUNCOKE ENERGY INC             COM             86722A103     10173   715900  SH        Defined             715900
GENERAL MTRS CO                *W EXP 07/10/20137045V118        84     5050  SH        Defined               5050
GENERAL MTRS CO                *W EXP 07/10/20137045V126        57     5050  SH        Defined               5050
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/20176131N119      3412  3256169  SH        Defined            3256169
CENTERPOINT ENERGY INC         COM             15189t107     19452   986400  SH  CALL  Defined             986400
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN  29273V100      8669   215100  SH  CALL  Defined             215100
IRON MTN INC                   COM             462846106     33745  1171700  SH  CALL  Defined            1171700
MOLYCORP INC DEL               COM             608753109      4229   125000  SH  CALL  Defined             125000
MEDCO HEALTH SOLUTIONS INC     COM             58405u102     46426   660400  SH  CALL  Defined             660400
MARATHON PETE CORP             COM             56585A102     10840   250000  SH  CALL  Defined             250000
PEP BOYS MANNY MOE & JACK      COM             713278109     12509   838400  SH  CALL  Defined             838400
SANOFI                         RIGHT 12/31/202080105N113        23    17100  SH  CALL  Defined              17100
WEIGHT WATCHERS INTL INC NEW   COM             948626106     20455   265000  SH  CALL  Defined             265000
BP PLC                         SPONSORD ADR    055622104      9000   200000  SH  PUT   Defined             200000
LINCOLN NATL CORP IND          COM             534187109     18620   700000  SH  PUT   Defined             700000
LORILLARD INC                  COM             544147101     22659   175000  SH  PUT   Defined             175000
MARATHON PETE CORP             COM             56585A102     19946   460000  SH  PUT   Defined             460000
WALGREEN CO                    COM             931422109     13396   400000  SH  PUT   Defined             400000